Cover	Jan. 06, 2026
Cover [Abstract]
Entity Registrant Name	USBC, INC.
Entity Central Index Key	0001074828
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Jan. 06, 2026
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0273142
Entity Address Address Line 1	300 E 2nd Street
Entity Address Address Line 2	15th Floor
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	775
Local Phone Number	239-7673
Entity File Number	001-37479
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	USBC
Security Exchange Name	NYSEAMER
Amendment Description	This amendment on Current Report on Form 8-K/A to the registrant's Form 8-K dated January 12, 2026 (the “Original Form 8-K”), is being filed solely to insert on the signature page the typed form of signature on behalf of the registrant that was inadvertently omitted from the Original Form 8-K. All other information contained in the Original Form 8-K remains unchanged.